Fair Value Measurement - Schedule of Effect Adverse Change in Derivative Assets and Liabilities (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted average cumulative loss rates	[1]	5.00%	5.90%
Increase by 10%	[2]	¥ (319,096)	¥ 417,725
Decrease by 10%	[2]	¥ 319,096	¥ (417,725)

[1]	Expressed as a percentage of the original principal balance of the loans.
[2]	Expressed as a percentage of the original cumulative loss rates.